Consolidated Statements Of Changes In Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Statutory Reserve [Member]	Retained Earnings/ (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income [Member]	Total AutoNavi Holdings Limited Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Total Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 12	$ 20,404	$ 2,004	$ 3,719	$ 7,999	$ 34,138	$ 1,758		$ 35,896
Balance, shares at Dec. 31, 2008	114,000,000
Provision of statutory reserve			1,708	(1,708)
Repurchase of shares	(1)					(1)			(1)
Repurchase of shares, shares	(11,652,000)
Spin-off of telematics business (Note 4)				(904)		(904)			(904)
Additional capital injection in Yadao		(58)				(58)	58
Vesting of nonvested shares, shares	5,899,000
Share-based compensation		4,832				4,832			4,832
Comprehensive income:
Net income				10,391		10,391	433	10,824	10,824
Foreign currency translation adjustment					(76)	(76)		(76)	(76)
Total comprehensive income								10,748
Balance at Dec. 31, 2009	11	25,178	3,712	11,498	7,923	48,322	2,249		50,571
Balance, shares at Dec. 31, 2009	108,247,000
Provision of statutory reserve			2,610	(2,610)
Conversion of Series A preferred shares to ordinary shares upon the initial public offering ("IPO"),	4	39,322				39,326			39,326
Conversion of Series A preferred shares to ordinary shares upon the initial public offering ("IPO"), shares	40,000,000
Issuance of ordinary shares upon IPO, net of $12,171 offering cost	3	98,048				98,051			98,051
Issuance of ordinary shares upon IPO, net of $12,171 offering cost, shares	35,175,000
Vesting of nonvested shares	1	(1)
Vesting of nonvested shares, shares	4,851,000
Issuance of ordinary shares in connection with exercise of share options (Note 15)		128				128			128
Issuance of ordinary shares in connection with exercise of share options (Note 15), shares	359,684
Share-based compensation		6,457				6,457			6,457
Comprehensive income:
Net income				19,135		19,135	1,059	20,194	20,194
Foreign currency translation adjustment					3,526	3,526	109	3,635	3,635
Total comprehensive income								23,829
Balance at Dec. 31, 2010	19	169,132	6,322	28,023	11,449	214,945	3,417		218,362
Balance, shares at Dec. 31, 2010	188,632,684
Provision of statutory reserve			3,041	(3,041)
Vesting of nonvested shares, shares	35,000
Issuance of ordinary shares in connection with exercise of share options (Note 15)		1,232				1,232			1,232
Issuance of ordinary shares in connection with exercise of share options (Note 15), shares	2,806,032
Share-based compensation		5,362				5,362			5,362
Dividends paid to noncontrolling interest of ADF Navigation							(468)		(468)
Comprehensive income:
Net income				36,535		36,535	1,842	38,377	38,377
Foreign currency translation adjustment					6,813	6,813	200	7,013	7,013
Total comprehensive income								45,390
Balance at Dec. 31, 2011	$ 19	$ 175,726	$ 9,363	$ 61,517	$ 18,262	$ 264,887	$ 4,991		$ 269,878
Balance, shares at Dec. 31, 2011	191,473,716